Software and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of software and equipment

Software and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Software	102,354	185,300
Computer and electronic equipment	285	285
Office furniture and equipment	5	5
Total	102,644	185,590
Less: Accumulated depreciation and amortization	(18,179)	(31,465)
Software and equipment, net	84,465	154,125